CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2017
CREDIT RISK AND CONCENTRATION
Schedule of customers accounted for 10% or more of the Company's net revenues
	For the years ended December 31,
	2017	2016	2015
Softbank and affiliates	40%	50%	47%
Bharat Sanchar Nigam Ltd. and affiliates	39%	35%	17%